RELATED PARTY TRANSACTIONS 3 (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Bain Capital Education Iv [Member]
Due to Related Parties	¥ 108,334	$ 17,000	¥ 0